Asset Impairments and Vessel Sales - Loss on Sale of Vessels, Equipment and Other Operating Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Long Lived Assets Held-for-sale [Line Items]
Loss on Sale of Vessels, Equipment and Other Assets	$ (12,742)	$ (18,956)	$ (17,169)	$ (46,575)
Other
Long Lived Assets Held-for-sale [Line Items]
Loss on Sale of Vessels, Equipment and Other Assets	8	0	(357)	(180)
Teekay LNG | Conventional Tankers | Suezmax
Long Lived Assets Held-for-sale [Line Items]
Loss on Sale of Vessels, Equipment and Other Assets	(12,600)	0	(12,600)	0
Teekay LNG | Conventional Tankers | 2 Suezmaxes
Long Lived Assets Held-for-sale [Line Items]
Loss on Sale of Vessels, Equipment and Other Assets			0	(27,439)
Teekay Tankers | Conventional Tankers | Suezmax
Long Lived Assets Held-for-sale [Line Items]
Loss on Sale of Vessels, Equipment and Other Assets			(1,469)	0
Teekay Tankers | Conventional Tankers | Aframax
Long Lived Assets Held-for-sale [Line Items]
Loss on Sale of Vessels, Equipment and Other Assets	(150)	0	(2,743)	0
Teekay Tankers | Conventional Tankers | 1 MR Tanker
Long Lived Assets Held-for-sale [Line Items]
Loss on Sale of Vessels, Equipment and Other Assets	0	(6,420)	0	(6,420)
Teekay Parent | Conventional Tankers | 1 VLCC Tanker
Long Lived Assets Held-for-sale [Line Items]
Loss on Sale of Vessels, Equipment and Other Assets	$ 0	$ (12,536)	$ 0	$ (12,536)